Condensed Consolidated Interim Statements of Loss and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Other income	$ 401	$ 756	$ 1,447	$ 1,054	$ 2,060
Foreign exchange losses	(2,104)	(725)
Other gains and losses			(829)	36	144
Fair value change of financial assets at FVTPL	460	32	323	2	108
Fair value change of financial liabilities at FVTPL	676
Fair value change of convertible preferred shares	(76,430)	23,669	(189,646)	(37,424)	(26,572)
Research and development expenses	(16,518)	(17,999)	(35,457)	(35,568)	(31,441)
Administrative expenses	(9,652)	(5,097)	(9,947)	(15,291)	(11,043)
Impairment loss of an intangible asset			0	(3,000)	(1,000)
Issuance costs for convertible preferred shares					(3,782)
Finance costs	(60)	(44)	(93)	(83)	(72)
Other expense	(47,457)	(4,008)	(6,608)	(4,522)	(3,307)
Loss before taxation	(150,684)	(3,416)	(240,810)	(94,796)	(74,905)
Income tax expenses	(10)	(1)	(1)	(1)	85
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (150,694)	$ (3,417)	$ (240,811)	$ (94,797)	$ (74,820)
Loss per share
Basic loss per common share (US$)	$ (2.55)	$ (0.12)	$ (0.62)	$ (0.23)	$ (0.21)
Diluted loss per common share (US$)	$ (2.55)	$ (0.68)	$ (0.62)	$ (0.23)	$ (0.21)
Weighted average number of common shares outstanding — Basic (‘000)	59,000	27,982	390,944	404,186	361,480
Weighted average number of common shares outstanding — Diluted (‘000)	59,000	46,364	390,944	404,186	361,480